Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease related assets and liabilities
	December 31, 2022	December 31, 2021
Rights of use lease assets	$1,666,777	$205,824

Operating lease liabilities, current	480,633	88,968
Operating lease liabilities, noncurrent	1,221,845	112,591
Total operating lease liabilities	$1,702,478	$201,559

Schedule of maturities of lease liabilities
2023	$550,915
2024	324,647
2025	317,927
2026	317,980
2027 and thereafter	397,475
Total lease payments	1,908,944
Less: imputed interest	(206,466)
Present value of lease liabilities	$1,702,478